WAVELENGTH FUND
SCHEDULE OF INVESTMENTS
February 29, 2024 (Unaudited)

EXCHANGE-TRADED FUNDS - 91.6%	Shares	Value
Emerging Markets Debt - 16.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF	25,900	$ 2,286,970
VanEck Emerging Markets High Yield Bond ETF (a)	225,282	4,255,577
VanEck J.P. Morgan EM Local Currency Bond ETF	83,541	2,070,981
Vanguard Emerging Markets Government Bond ETF	50,626	3,186,401
		11,799,929
Master Limited Partnerships - 2.4%
Global X MLP ETF	36,087	1,678,406

Real Estate Investment Trusts (REITs) - 0.5%
Vanguard Real Estate ETF (a)	4,087	349,643

U.S. Fixed Income - 72.0%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (a)	49,899	661,661
Invesco Senior Loan ETF	485,303	10,249,599
iShares Broad USD High Yield Corporate Bond ETF	168,515	6,127,206
iShares National Muni Bond ETF (a)	35,282	3,809,398
iShares Preferred & Income Securities ETF (a)	25,968	835,650
iShares TIPS Bond ETF	45,711	4,878,278
SPDR Bloomberg Convertible Securities ETF	19,793	1,418,762
SPDR Bloomberg Short Term High Yield Bond ETF	305,947	7,703,746
Vanguard Mortgage-Backed Securities ETF	176,455	8,000,470
Vanguard Short-Term Inflation-Protected Securities ETF	146,076	6,956,139
		50,640,909

Total Exchange-Traded Funds (Cost $65,291,281)		$ 64,468,887

MONEY MARKET FUNDS - 4.6%	Shares	Value
DWS Government Money Market Series - Institutional Class, 5.27% (b)	809,169	$ 809,169
Fidelity Institutional Money Market Government Portfolio - Class I, 5.20% (b)	809,166	809,166
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class, 5.19% (b)	817,747	817,747

WAVELENGTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.6% (Continued)	Shares	Value
Invesco Treasury Portfolio- Institutional Class, 5.24% (b)	800,589	$ 800,589
Total Money Market Funds (Cost $3,236,671)		$ 3,236,671

COLLATERAL FOR SECURITIES LOANED - 13.9%	Shares	Value
First American Government Obligations Fund - Class X, 5.23% (b)(c) (Cost $9,791,603)	9,791,603	$ 9,791,603

Investments at Value - 110.1% (Cost $78,319,555)		$ 77,497,161

Other Liabilities in Excess of Assets - (10.1%)		(7,132,186)

Net Assets - 100.0%		$ 70,364,975

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of February 29, 2024 was $9,535,971.
(b)	The rate shown is the 7-day effective yield as of February 29, 2024.
(c)	This security was purchased with cash collateral held from securities on loan.

WAVELENGTH FUND
SCHEDULE OF FUTURES CONTRACTS
February 29, 2024 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
E-Mini Gold Future	17	4/30/2024	$ 1,746,495	$ 1,615

Index Futures
E-Mini Dow CBOT DJIA Future	4	3/18/2024	780,860	18,561
E-Mini Nasdaq 100 Future	6	3/18/2024	2,169,930	9,467
E-Mini S&P 500 Future	7	3/22/2024	1,786,312	24,322
MSCI Emerging Markets Future	38	3/18/2024	1,931,920	18,006
Total Index Futures			6,669,022	70,356

Treasury Futures
10-Year U.S. Treasury Note Future	39	6/19/2024	4,307,063	(315)
2-Year U.S. Treasury Note Future	35	6/29/2024	7,166,250	(873)
5-Year U.S. Treasury Note Future	65	6/29/2024	6,948,906	(1,052)
U.S. Treasury Long Bond Future	30	6/19/2024	3,577,500	4,854
Total Treasury Futures			21,999,719	2,614

Total Futures Contracts			$ 30,415,236	$ 74,585

The average monthly notional value of futures contracts during the nine months ended February 29, 2024 was $32,312,493.